Summary of Significant Accounting Policies Property, plant and equipment (Policies)	12 Months Ended
Dec. 29, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Policy [Policy Text Block]
Property, Plant and Equipment: Property, plant and equipment are recorded at cost and are depreciated using the straight-line method over their estimated useful lives, ranging from 15 years to 39 years years for buildings and improvements, three to 15 years years for machinery and equipment, including capitalized development costs for internal-use software, and three to seven years for diagnostic equipment. Diagnostic equipment primarily consists of programmers that are used by physicians and healthcare professionals to program and analyze data from ICDs and pacemakers. Diagnostic equipment also includes other capital equipment provided by us to customers for use in diagnostic and surgical procedures. The estimated useful lives of this equipment are based on anticipated usage by physicians and healthcare professionals and the timing and impact of expected new technology platforms and rollouts by the Company. Property, plant and equipment are depreciated using accelerated methods for income tax purposes. During 2012, 2011 and 2010, depreciation expense was $196 million, $203 million, and $178 million, respectively.